Stock-based compensation (PSU Table) (Details 3) - Share Units Plan [Member] - CAD CAD / shares in Units, shares in Millions, CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Equity settled awards | PSUs-ROIC
Roll forward of the activity of performance share units outstanding
Outstanding units at beginning of period	1.3
Units granted during the period (in shares)	0.5
Units settled during the period (in shares)	(0.5)
Outstanding units at end of period	1.3	1.3
Weighted-average grant date fair value outstanding units beginning of period	CAD 64.36
Weighted-average grant date fair value of units granted in period	35.11
Weighted-average grant date fair value of units settled during the period	75.15
Weighted-average grant date fair value outstanding units end of period	CAD 49.82	CAD 64.36
Roll forward of the activity of performance share units nonvested
Nonvested at beginning of the period (in shares)	0.8
Share-basedCompensation Arrangement by Share-based Payment Award, Equity Instruments Other Than Options Grants in Period	0.5
Vested during the year (in shares)	(0.4)
Nonvested at end of the period (in shares)	0.9	0.8
Weighted-average grant date fair value of nonvested awards beginning of period	CAD 58.83
Weighted-average grant date fair value of units granted in period	35.11
Weighted-average grant date fair value of units vested during the period	66.84
Weighted-average grant date fair value of nonvested awards end of period	CAD 42.14	CAD 58.83
Additional disclosures relating to stock-based compensation awards
The grant date fair value of equity settled awards	CAD 19
Valuation method used in calculating the fair value of performance share units	Lattice-based valuation model
Unrecognized compensation cost	CAD 15
Weighted-average period of recognition for unrecognized compensation costs	1 year 6 months
Equity settled awards | PSUs-TSR
Roll forward of the activity of performance share units outstanding
Outstanding units at beginning of period	0.1
Units granted during the period (in shares)	0.2
Units settled during the period (in shares)	0.0
Outstanding units at end of period	0.3	0.1
Weighted-average grant date fair value outstanding units beginning of period	CAD 114.86
Weighted-average grant date fair value of units granted in period	95.31
Weighted-average grant date fair value outstanding units end of period	CAD 103.93	CAD 114.86
Roll forward of the activity of performance share units nonvested
Nonvested at beginning of the period (in shares)	0.1
Share-basedCompensation Arrangement by Share-based Payment Award, Equity Instruments Other Than Options Grants in Period	0.2
Vested during the year (in shares)	0.0
Nonvested at end of the period (in shares)	0.3	0.1
Weighted-average grant date fair value of nonvested awards beginning of period	CAD 114.86
Weighted-average grant date fair value of units granted in period	95.31
Weighted-average grant date fair value of nonvested awards end of period	CAD 103.93	CAD 114.86
Additional disclosures relating to stock-based compensation awards
The grant date fair value of equity settled awards	CAD 17
Valuation method used in calculating the fair value of performance share units	Monte Carlo simulation model
Unrecognized compensation cost	CAD 10
Weighted-average period of recognition for unrecognized compensation costs	1 year 6 months
Cash settled awards | PSUs-ROIC
Roll forward of the activity of performance share units outstanding
Outstanding units at beginning of period	0.7
Units granted during the period (in shares)	0.0
Units settled during the period (in shares)	(0.3)
Outstanding units at end of period	0.4	0.7
Roll forward of the activity of performance share units nonvested
Nonvested at beginning of the period (in shares)	0.4
Share-basedCompensation Arrangement by Share-based Payment Award, Equity Instruments Other Than Options Grants in Period	0.0
Vested during the year (in shares)	(0.4)
Nonvested at end of the period (in shares)	0.0	0.4
Additional disclosures relating to stock-based compensation awards
Valuation method used in calculating the fair value of performance share units	Lattice-based valuation model
Share-based payment liability at period end	CAD 45	CAD 66